SUBSEQUENT EVENTS	12 Months Ended
Feb. 28, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

The Company has assessed all subsequent events through June 30, 2026, which is the date that these consolidated financial statements are issued and other than the following, there are no further material subsequent events that require disclosure in these consolidated financial statements.

On June 26, 2026, the Company was named as a respondent in a Notice of Arbitration (“Notice”) filed with the Singapore International Arbitration Centre (SIAC) relating to a dispute arising from a loan agreement entered between the claimant and Company’s CEO, of which the Company acts as a guarantor to the loan. The Company has assessed the claims of approximately USD 3.65 million to be without merit and intends to vigorously defend the action and is in the process of engaging legal counsel. At this stage, the Company is unable to reasonably estimate the possible loss, if any. Accordingly, no adjustment has been made to the consolidated financial statements.